Schedule I-Condensed Financial Information - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ASSETS
Cash and cash equivalents	$ 1,532,959	¥ 9,973,891		¥ 4,109,577	¥ 3,324,384
Investment in affiliates	10,195	66,334		93,144
Total assets	5,837,853	37,982,820		25,094,453
LIABILITIES AND SHAREHOLDERS' EQUITY
Convertible senior notes	629,375	4,094,903		4,381,698
Total liabilities	3,647,579	23,732,244		19,312,649
SHAREHOLDERS' EQUITY:
Treasury stock, at cost (1,356,918 and 000 Class A shares as of December 31, 2016 and December 31, 2017, respectively) | ¥				(707,441)
Additional paid-in capital	1,339,624	8,715,995		3,130,126
Retained earnings	861,116	5,602,681		3,653,026
Accumulated other comprehensive loss	(3,725)	(24,242)		(343,608)
Total Vipshop Holdings Limited shareholders' equity	2,197,028	14,294,519		5,732,180
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,837,853	¥ 37,982,820		25,094,453
Additional disclosure
Treasury shares (in shares)	0	0
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 11	¥ 74		¥ 66
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642	483,489,642	483,489,642
Common shares, shares issued	114,716,587	114,716,587	101,508,264	101,508,264
Common shares, shares outstanding	114,716,587	114,716,587	101,508,264	101,508,264
Treasury shares (in shares)	0	0	1,356,918	1,356,918
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 2	¥ 11		¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358	16,510,358	16,510,358
Common shares, shares issued	16,510,358	16,510,358	16,510,358	16,510,358
Common shares, shares outstanding	16,510,358	16,510,358	16,510,358	16,510,358
Parent company
ASSETS
Cash and cash equivalents	$ 50,307	¥ 327,314	$ 146	¥ 952	¥ 255	¥ 975
Investment in affiliates	7,167	46,630		71,908
Available-for-sale investments | ¥				794
Investment in subsidiaries and VIEs	1,397,711	9,093,924		6,448,966
Amount due from subsidiaries and VIEs	1,374,345	8,941,899		3,654,162
Total assets	2,829,530	18,409,767		10,176,782
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	3,127	20,345		18,529
Convertible senior notes	629,375	4,094,903		4,381,698
Deferred income | ¥				44,375
Total liabilities	632,502	4,115,248		4,444,602
SHAREHOLDERS' EQUITY:
Treasury stock, at cost (1,356,918 and 000 Class A shares as of December 31, 2016 and December 31, 2017, respectively) | ¥				(707,441)
Additional paid-in capital	1,339,624	8,715,995		3,130,126
Retained earnings	861,116	5,602,681		3,653,026
Accumulated other comprehensive loss	(3,725)	(24,242)		(343,608)
Total Vipshop Holdings Limited shareholders' equity	2,197,028	14,294,519		5,732,180
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,829,530	18,409,767		10,176,782
Parent company | Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 11	¥ 74		¥ 66
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642	483,489,642	483,489,642
Common shares, shares issued	114,716,587	114,716,587	101,508,264	101,508,264
Common shares, shares outstanding	114,716,587	114,716,587	101,508,264	101,508,264
Treasury shares (in shares)	0	0	1,356,918	1,356,918
Parent company | Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 2	¥ 11		¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358	16,510,358	16,510,358
Common shares, shares issued	16,510,358	16,510,358	16,510,358	16,510,358
Common shares, shares outstanding	16,510,358	16,510,358	16,510,358	16,510,358